Borrowings - Additional Information (Detail) € in Millions, $ in Billions		1 Months Ended		12 Months Ended
	Jul. 18, 2017 EUR (€)	Nov. 30, 2017 EUR (€)	Jun. 30, 2017 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Aug. 30, 2017 USD ($)
Disclosure of detailed information about borrowings [Line Items]
Borrowings at fair value					€ 13,545		€ 14,035
Difference between the contractually required payment at maturity date and the carrying amount					39		9
Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Foreign exchange impacts				€ 500
EUR 450 million of ECB LTRO [member]
Disclosure of detailed information about borrowings [Line Items]
Redemption of debt					450
EUR 225 million of ECB MRO [member]
Disclosure of detailed information about borrowings [Line Items]
Redemption of debt					225
EUR 737 million of regular borrowings [member]
Disclosure of detailed information about borrowings [Line Items]
Redemption of debt					737
SAECURE 9 and SAECURE 10 [member]
Disclosure of detailed information about borrowings [Line Items]
Repurchase of mortgage loans					€ 1,658
FHLB advances [member]
Disclosure of detailed information about borrowings [Line Items]
Corporate loans							€ 500
FHLB advances [member] | Covered bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Issued bond | $						$ 3
FHLB advances [member] | Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Increase in borrowing capacity		€ 1,300		€ 600
EUR 500 million unsecured notes [member] | Capital funding [member]
Disclosure of detailed information about borrowings [Line Items]
Redemption of coupon rate	3.00%
Repayment of loan with accrued interest	€ 500
Debt instrument face value	€ 500							$ 6
Borrowings issued year				2012	2017
Borrowings maturity year				2017	2018
Debt instrument issued price percentage	100.157%
Coupon rate	0.00%					3.00%	3.00%
Other [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings at fair value					€ 610		€ 536
Negative credit spread on income before tax				€ (15)	(1)
Negative credit spread on stockholder equity				(10)	(1)
Cumulative negative credit spread on cumulative income before tax					€ 12		€ 27
Covered bonds [member] | Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Increase in borrowing capacity		€ 500	€ 500
Seacure 12 [member] | Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Redemption of debt				1,000
Captive Insurance [Member] | Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Redemption of debt				€ 400